Shareholders Equity - Additional Information (Detail) ₨ / shares in Units, $ / shares in Units, ₨ in Thousands, R$ in Thousands								12 Months Ended
	Sep. 30, 2019 BRL (R$) shares	Sep. 30, 2019 USD ($) shares	Apr. 24, 2019 shares	Jan. 03, 2019 BRL (R$) shares	Jan. 03, 2019 USD ($) shares	May 16, 2018 USD ($) $ / shares	May 16, 2018 INR (₨) ₨ / shares	Dec. 31, 2019 BRL (R$)	Dec. 31, 2018 BRL (R$)		Dec. 31, 2017 BRL (R$)		Dec. 31, 2019 USD ($) $ / shares shares	Dec. 31, 2018 $ / shares shares
Disclosure of classes of share capital [line items]
Treasury shares													16,638,275
Share price | $		$ 15.50
Payments to redeem entity's shares	R$ 654,217	$ 158,800,000						R$ 1,141,302	R$ 607,932	[1]	R$ 780,931	[1]
Dividend paid						$ 20,000,000	₨ 69,622	R$ 243,317	R$ 425,493		R$ 792,145
Dividend paid per share | (per share)						$ 0.0822	₨ 0.2861
Number of shares issued													1,189,412,363
Number of shares outstanding	125,477,259	125,477,259											221,809,303
Shares repurchased	10,244,806	10,244,806
Share repurchase percentage	7.55%	7.55%
Class B common shares [Member]
Disclosure of classes of share capital [line items]
Shares authorized													188,886,360
Shares par value | $ / shares													$ 0.01
Class A common shares [member]
Disclosure of classes of share capital [line items]
Amount of shares authorized | $													$ 11,888,863,600
Shares authorized													1,000,000,000
Shares par value | $ / shares													$ 0.01
Share price | $					$ 8.88
Payments to redeem entity's shares				R$ 473,456	$ 126,300,000
Number of shares issued													125,477,259
Number of shares outstanding			142,115,534	134,115,534	134,115,534								125,477,259
Shares repurchased				14,228,134	14,228,134
Share repurchase percentage				9.60%	9.60%
Additional shares repurchased				2,966,873	2,966,873
Additional Shares repurchase percentage				2.00%	2.00%
Shares cancelled			32,239,807
Share cancellation percentage			11.91%
Class A treasury shares [member]
Disclosure of classes of share capital [line items]
Treasury shares													16,638,275	26,011,673
Market value per share | $ / shares													$ 22.84	$ 8.80
Class B Series One Common [Member]
Disclosure of classes of share capital [line items]
Number of shares issued													96,332,044
Number of shares outstanding													96,332,044

[1]	For details on this restated, see note 24.